Convertible Debentures - Summary of Components of Convertible Debentures (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Components Of Convertible Debentures [Line Items]
Interest expense associated with liability	$ 1,328,046	$ 1,512,636	$ 5,740,346	$ 4,410,206	$ 2,130,247
Convertible Debentures [Member] | 2021 Convertible debentures liability [Member]
Detailed Information About Components Of Convertible Debentures [Line Items]
Proceeds from issue of convertible debentures			11,328,870
Fair value Fair value adjustments (Note 23)adjustments (Note 11(c))			1,615,102
Total fair value of convertible debentures			12,943,972
Less: fair value of embedded derivative			(5,060,776)
Less: transaction costs			(660,604)
Carrying value of liability at inception	$ 69,034	$ 7,222,592	7,222,592
Interest expense associated with liability			813,615
Debt extinguishment, including interest payable			(7,735,230)
Foreign exchange adjustments			(224,286)
Convertible debentures, gross carrying value			76,691
Less: accrued interest included in accrued liabilities			(7,657)
Carrying value of liability at end of period			$ 69,034	$ 7,222,592